INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAX [Abstract]
Schedule of Components of Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2015	2014	2013
Income taxes (tax benefit):
Current taxes:
In Israel	6,279	7,564	6,060
Outside Israel	6,089	7,630	8,194
	12,368	15,194	14,254
Deferred taxes:
In Israel	(121)	(471)	(503)
Outside Israel	206	(432)	(1,309)
	85	(903)	(1,812)
Taxes in respect of prior years:
In Israel	369	-	-
Outside Israel	-	(45)	5
	369	(45)	5
	12,822	14,246	12,447

Schedule of Income Tax Reconciliation
	US dollars
	Year ended December 31,
(in thousands)	2015	2014	2013
Pretax income	41,833	47,574	38,002
Statutory tax rate	26.5%	26.5%	25%
Tax computed at the ordinary tax rate	11,086	12,607	9,500
Nondeductible expenses (income)	526	10	1,365
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	831	(304)	137
Deductible financial expenses recorded to other comprehensive income	(439)	(365)	(312)
Tax adjustment in respect of different tax rates	1,411	1,662	1,877
Taxes in respect of withholding at the source from royalties and dividends	78	615	817
Adjustment in respect of tax rate deriving from “approved enterprises”	(405)	(558)	(467)
Others	(266)	579	(470)
	12,822	14,246	12,447

Summary of Deferred Taxes
Composition:

	US dollars
	Year ended December 31,
(in thousands)	2015	2014
Deferred taxes included in other current assets:
Provision for employee related obligations	145	130
Provision for legal obligation and other	2,607	3,519
	2,752	3,649

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2015	2014
Long-term deferred income taxes:
Provision for employee related obligations	718	678
Carry forward tax losses and foreign tax credit	4,321	4,321
Temporary differences, net	1,237	1,010
	6,276	6,009
Valuation allowance	(3,997)	(3,273)
	2,279	2,736

	US dollars
	Year ended December 31,
(in thousands)	2015	2014
Deferred income taxes included in long-term investments and other assets	2,279	2,886
Deferred income taxes included in long-term liabilities	-	(150)
	2,279	2,736

Schedule of Income Before Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2015	2014	2013
The Company and its Israeli subsidiaries	23,987	26,021	17,296
Non-Israeli subsidiaries	17,846	21,553	20,706
	41,833	47,574	38,002

Changes in Unrecognized Tax Benefits
US dollars
(in thousands)
Balance at January 1, 2014	472
Translations differences related to the current year	(51)
Balance at December 31, 2014	421
Decrease related tax positions of prior years	(419)
Translations differences related to the current year	(2)
Balance at December 31, 2015	-